Cash, Cash Equivalents and Restricted Cash - Additional Information (Detail) - Dec. 31, 2024 £ in Millions, $ in Millions	GBP (£)	USD ($)
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation [Abstract]
Restricted cash	£ 20.0	$ 25.0